Schedule of Debt (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total long term debt	€ 622	€ 958
Less current portion	207	238
Total long-term portion	415	720
JAPAN [Member]
Total long term debt	497	728
ITALY [Member]
Total long term debt	114	215
MALAYSIA [Member]
Total long term debt	€ 11	€ 15